Accrued Expenses (Details Narrative) - USD ($) $ in Millions	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Payables and Accruals [Abstract]
Accrued payroll and related liabilities		$ 1.1	$ 1.1
Accrued past due payroll taxes	$ 1.0	$ 1.1